Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases

5. Leases

The Company leases several office spaces for its head office and branch offices. Rent expense under all operating leases, included in operating expenses in the accompanying consolidated statements of operations and comprehensive loss. The components of lease costs, lease term and discount rate with respect of the Company’s office leases with an initial term of more than 12 months are as the following:

Balance sheet information related to the Company’s operating leases:

	As of June 30, 2025 (Unaudited)	As of December 31, 2024
Right-of-used assets	$80,156	$49,356
Lease liabilities – current	$72,246	$8,422
Lease liabilities – non-current	9,187	43,972
Total lease liabilities	$81,433	$52,394

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Weighted average remaining lease term (years)	1.22	5.24
Weighted average discount rate	5%	5%

As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. This methodology was deemed to yield a measurement of the ROU lease asset and associated lease liability that was appropriately stated in all material respects.

Operating lease expenses were $11,511 and $7,026 , respectively, for the six months ended June 30, 2025 and 2024. The cash lease payment for the six months ended June 30, 2025 and 2024 were $13,307 and $5,129, respectively.

The following table summarizes the future leases payments as of June 30, 2025:

Twelve Months Ending June 30,
2026	$73,999
2027	7,733
2028	1,642
Total undiscounted lease payments	83,374
Less: Imputed interest	(1,941)
Total lease liabilities	$81,433